Financial Instruments - Carrying Amount of Interest-Bearing Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fixed rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	₩ 17,291,726	₩ 13,391,637
Financial liabilities	(14,601,638)	(13,264,607)
Financial asset and liabilities	2,690,088	127,030
Variable rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	₩ (6,635,644)	₩ (7,852,476)